UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                               --------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         February 13, 2013
--------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                     105
                                                    ------------------

Form 13F Information Table Value Total:               $ 549,283
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    21167   227972 SH       Sole                   227372               600
ADT CORP.                      COM              00101j106     9735   209397 SH       Sole                   208397              1000
ALLSTATE CORP.                 COM              020021010      281     7000 SH       Sole                     7000
ALTRIA GROUP INC.              COM              02209S103      800    25444 SH       Sole                    25444
APPLE INC                      COM              037833100     4396     8260 SH       Sole                     8260
ARES CAP CORP                  COM              04010L103      525    30000 SH       Sole                    30000
ASCENT CAPITAL GROUP INC SERIE COM              043632108    12388   200000 SH       Sole                   200000
AT&T CORP.                     COM              001957109     1014    30069 SH       Sole                    30069
BEAM INC.                      COM              349631101     7473   122326 SH       Sole                   122326
BERKSHIRE HATHAWAY CL A        COM              084670108      804        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670702    10741   119745 SH       Sole                   119495               250
BP PLC - SPONS ADR             COM              056622104      260     6238 SH       Sole                     6238
BRISTOL-MYERS                  COM              110122108      769    23599 SH       Sole                    23599
BROCADE COMM.                  COM              111621306     5794  1087000 SH       Sole                  1087000
CHEVRON CORP                   COM              166764100     8862    81948 SH       Sole                    81398               550
CISCO SYSTEMS                  COM              17275R102     7386   375910 SH       Sole                   374810              1100
CNO FINANCIAL                  COM              12621E103    28407  3044650 SH       Sole                  3043650              1000
COCA COLA CO                   COM              191216100     6923   190970 SH       Sole                   189170              1800
CONOCOPHILLIPS                 COM              20825C104      406     7000 SH       Sole                     7000
CORNING, INC.                  COM              219350105     7690   609320 SH       Sole                   607320              2000
CVS CAREMARK                   COM              126650100    17507   362085 SH       Sole                   362085
DEERE & CO                     COM              244199105    12285   142150 SH       Sole                   141350               800
DISCOVER COMM  C               COM              25470F302    14625   250000 SH       Sole                   250000
DOVER CORP                     COM              260003108     1255    19100 SH       Sole                    19100
DU PONT                        COM              263534109    12018   267200 SH       Sole                   266050              1150
EMC CORP./MASS                 COM              268648102      528    20856 SH       Sole                    20856
EXXON MOBIL                    COM              30231G102     1866    21558 SH       Sole                    21558
FEDERAL MOGUL                  COM              313549404     4660   581000 SH       Sole                   581000
FEDERATED INVESTORS            COM              314211103     1459    72112 SH       Sole                    72112
FORTUNE BRANDS HOME & SECURITY COM              34964c106     2002    68500 SH       Sole                    68500
FOSTER LB CO.                  COM              350060109      239     5500 SH       Sole                     5500
FREEPORT-MCMORAN               COM              35671d857     7627   223016 SH       Sole                   222266               750
GENERAL ELECTRIC               COM              369604103      680    32411 SH       Sole                    32411
GOOGLE INC                     COM              38259P508     1217     1720 SH       Sole                     1720
HALLIBURTON CO.                COM              406216101      300     8662 SH       Sole                     8662
HALLMARK FINL SVCS INC         COM              40624Q203     7512   800000 SH       Sole                   800000
HARMAN INTL.                   COM              413086109    17599   394250 SH       Sole                   393700               550
INTEL CORP                     COM              458140100     7803   378425 SH       Sole                   375925              2500
INTELLIPHARMACEUTICS           COM              458173101       25    10000 SH       Sole                    10000
INTL. BUS. MACHINES            COM              459200101      248     1297 SH       Sole                     1297
ITT CORP                       COM              450911201     2210    94182 SH       Sole                    94182
J.P. MORGAN CHASE              COM              46625H100    10570   240396 SH       Sole                   238646              1750
JOHNSON&JOHNSON                COM              478160104     7663   109311 SH       Sole                   109311
LIBERTY INTERACTIVE CORP-SER A COM              53071M104     8069   410000 SH       Sole                   410000
LIBERTY VENTURES-SER A         COM              53071M880     1937    28583 SH       Sole                    28583
MCDONALD'S CORP.               COM              580135101     1290    14624 SH       Sole                    14624
MCEWEN MNG INC                 COM              58039P107     9372  2446937 SH       Sole                  2446937
MERCK & CO. INC.               COM              58933Y105      220     5365 SH       Sole                     5365
MERGE HEALTHCARE INC.          COM              589499102     1235   500000 SH       Sole                   500000
MICROSOFT CORP                 COM              594918104    17349   649544 SH       Sole                   647644              1900
MONDELEZ INTL                  COM              609207105      278    10941 SH       Sole                    10941
NETFLIX INC.                   COM              64110L106      208     2250 SH       Sole                     2250
NORWOOD RES.                   COM              669958100        0    10000 SH       Sole                    10000
NUANCE COMM.                   COM              67020Y100      335    15000 SH       Sole                    15000
OMNICARE INC                   COM              681904108    10866   301000 SH       Sole                   301000
OPTIMER PHARM.                 COM              68401H104      181    20000 SH       Sole                    20000
PACIFIC RIM MINING             COM              694915208        7    83000 SH       Sole                    83000
PENTAIR LTD                    COM              h6169q108     1769    35991 SH       Sole                    35991
PFIZER INC                     COM              717081103    15659   624401 SH       Sole                   621201              3200
PHILIP MORRIS INTL.            COM              718172109    13323   159287 SH       Sole                   158487               800
PNC FINANCIAL SERVICES         COM              693475105      404     6937 SH       Sole                     6937
PROCTER & GAMBLE               COM              742718109      360     5307 SH       Sole                     5307
QUALCOMM INC.                  COM              747525103    22209   359021 SH       Sole                   358021              1000
ROYAL DUTCH SHELL              COM              780259206     1255    18207 SH       Sole                    18207
SCHLUMBERGER                   COM              806857108      208     3000 SH       Sole                     3000
SOLARCITY CORP                 COM              83416T100      119    10000 SH       Sole                    10000
SOUTHWSTRN ENERGY              COM              845467109      635    19000 SH       Sole                    19000
TITAN INTL INC                 COM              88830M102      543    25000 SH       Sole                    25000
TOYOTA MOTOR                   COM              892331307      259     2781 SH       Sole                     2781
TYCO INTL.                     COM              H89128104    15466   528746 SH       Sole                   526746              2000
UNITED BANKSHARES              COM              909907107     3923   161169 SH       Sole                   161169
UNITED COMMUNITY BANKS INC     COM              90984P303     3776   400000 SH       Sole                   400000
USG CORP NEW                   COM              903293405     8421   300000 SH       Sole                   300000
VANTAGE DRILLING               COM              G93205113      201   110000 SH       Sole                   110000
VERIZON COMM.                  COM              92343V104     8941   206625 SH       Sole                   206625
WASTE MGMT.                    COM              94106L109     1142    33850 SH       Sole                    33850
WEBMD HEALTH                   COM              94770v102     6145   428500 SH       Sole                   428500
ZIMMER HOLDINGS                COM              98956P102    13401   201035 SH       Sole                   201035
GENERAL MOTORS 4.75% 12/1/13                    37045v209    16461   373015 SH       Sole                   370315              2700
ISHARES TR S&P MIDCAP 400      MUTUAL           464287507      305     3000 SH       Sole                     3000
MARKET VECTORS GOLD MINERS     MUTUAL           57060U100     1951    42050 SH       Sole                    42050
WISDOMTREE LARGECAP DIV        MUTUAL           97717W307     1437    26795 SH       Sole                    26795
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      483    12200 SH       Sole                    12200
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    46239   706051 SH       Sole                   702151              3900
iSHARES RUSSELL 1000 VALUE     MUTUAL           464287598      558     7657 SH       Sole                     7657
ISHARES EAFE GROWTH INDEX      COM              464288885     3445    57376 SH       Sole                    57176               200
MARKET VECTORS VIETNAM ETF     COM              57060U761      252    14000 SH       Sole                    14000
SPDR S&P INTL. DIVIDEND        COM              78463X772     2371    49275 SH       Sole                    49275
GUGGENHEIM GLOBAL TIMBER       COM              18383Q879      368    18000 SH       Sole                    18000
ISHARES COMEX GOLD TRUST       COM              464285105      879    54005 SH       Sole                    54005
ISHARES SILVER TRUST           COM              46428Q109      214     7300 SH       Sole                     7300
MARKET VECTORS AGRIBUSINESS    COM              57060u605      483     9150 SH       Sole                     9150
SPDR GOLD TRUST                COM              78463v107    10460    64561 SH       Sole                    64161               400
ISHARES BARCLAYS 1-3 YR TREAS  BOND             464287457      469     5550 SH       Sole                     5550
ISHARES FLOATING RATE NOTE     BOND             46429b655     1439    28450 SH       Sole                    26450              2000
POWERSHARES SENIOR LOAN ETF    BOND             73936Q769      462    18500 SH       Sole                    18500
SPDR SHORT-TERM CORPORATE BOND BOND             78464A474     2805    91315 SH       Sole                    91315
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2304    21841 SH       Sole                    21841
iSHARES BARCLAYS TIPS          BOND             464287176      243     2000 SH       Sole                     2000
iSHARES CORE TOTAL US BOND MAR BOND             464287226     8750    78770 SH       Sole                    77770              1000
iSHARES INTERMED. CREDIT       BOND             464288638      306     2750 SH       Sole                     2750
BLACKROCK MUNIYIELD INV FUND   TAX-FREE         09254R104      405    24000 SH       Sole                    24000
SPDR BARCLAYS MUNI BOND ETF    TAX-FREE         78464A458      213     8800 SH       Sole                     8800
SPDR SHORT TERM MUNICIPAL      TAX-FREE         78464A425     8482   348900 SH       Sole                   348900
iSHARES NATIONAL AMT-FREE MUNI TAX-FREE         464288414      277     2500 SH       Sole                     2500